SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

11-03    GER    5000     6.9030       7.49	       Weeden & Co.
11-04    " "    5000     6.9000       7.46	       	""
11-05    " "    1900     6.8126       7.38	       	""
11-06    " "    3000     6.8230       7.40	       	""
11-07    " "    5000     6.9200	  7.53	       	""
11-10    " "    3000     6.8500       7.45	       	""
11-11    " "    3800     6.7100       7.40	       	""
11-12    " "    5000     6.9516	  7.51	       	""
11-13    " "    4500     6.9500       7.61	       	""
11-14    " "    5000     6.9710       7.71	       	""
11-17    " "    4000     6.9600       7.44	       	""
11-19    " "    5000     6.8808       7.44	       	""
11-21    " "    3400     6.7500       7.44	       	""
11-24    " "    5000     6.8270       7.54		     	""
11-25    " "    4000     6.9500       7.55	       	""
11-26    " "    5000     6.9352       7.58	       	""



The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/1/03